Goldman Sachs MLP Energy Infrastructure Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Alerian MLP Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.95%		8.84%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.74%	14.81%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.55%)	21.38%		6.16%
Performance Inception Date	Mar. 28, 2013
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.21%)	19.15%		5.09%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.25%	16.86%		4.62%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	21.84%		6.00%	[1]
Performance Inception Date	Mar. 28, 2013
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	23.19%		7.18%
Performance Inception Date	Mar. 28, 2013
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	23.05%		7.05%
Performance Inception Date	Mar. 28, 2013
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.93%	22.44%		6.51%
Performance Inception Date	Mar. 28, 2013
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.57%	23.20%		7.19%	[2]
Performance Inception Date	Apr. 02, 2018

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The ten year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on April 2, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.